Related Parties (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Personnel Compensation

Key management personnel compensation comprised**:

	For the year ended March 31
Particulars	2019	2020	2021
Short-term employee benefits	2,239	2,287	1,961
Contribution to defined contribution plan	68	184	21
Share based payment	21,984	19,804	16,767
Legal and professional	76	77	38
Total	24,367	22,352	18,787

Note: **	Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

	As at March 31
Balance Outstanding	2020	2021
Employee related payables	655	1,207
Accrued expenses	48	34

Summary of Transactions with Entity Providing Key Management Personnel Services
(B)	Transactions with entity providing key management personnel services:
	For the year ended March 31
Transactions	2019	2020	2021
Key management personnel services	2	4	5
Consultancy services	26	28	13

Entities with joint control or significant influence over entity [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Related Party

	For the year ended March 31
Transactions	2019	2020	2021
Sale (refund) of air ticketing^	—	1,241	(14)
Purchase (refund) of air ticketing^	—	21,610	(659)
Sale of hotels and packages^	—	7,734	425
Purchase of hotels and packages^	—	6,451	647
Commission received	—	190	11
Commission paid	—	1,087	61
Other operating expenses	—	1,556	284
	As at March 31
Balance Outstanding	2020	2021
Trade and other receivables	657	62
Trade payables	1,138	489
Prepaid expenses	97	—

Equity-accounted Investee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee and Its Subsidiaries
	For the year ended March 31
Transactions	2019	2020	2021
Revenue from air ticketing	38	6	—
Services received	—	11	—

Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2019	2020	2021
Ancillary revenue	—	110	81

	As at March 31
Balance Outstanding	2020	2021
Trade receivables	32	22
	For the year ended March 31
Transactions	2019	2020	2021
Loan given	—	—	55
Interest income	—	—	3

	As at March 31
Balance Outstanding	2020	2021
Loan outstanding	—	55